Income taxes - Components of income / (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income taxes
Income / (loss) before income taxes	$ (67,695)	$ (137,541)	[1]	$ (144,424)	[1]
Cayman Islands
Income taxes
Income / (loss) before income taxes	(13,699)	(16,918)		(7,657)
British Virgin Islands
Income taxes
Income / (loss) before income taxes	(779)	(824)		2,691
Hong Kong
Income taxes
Income / (loss) before income taxes	(7,227)	7,304		(2,478)
Sweden
Income taxes
Income / (loss) before income taxes	8,494	449		1,911
United Kingdom
Income taxes
Income / (loss) before income taxes	(17,251)	(26,200)		(35,166)
Americas
Income taxes
Income / (loss) before income taxes	176	785		(3,752)
Germany
Income taxes
Income / (loss) before income taxes	409	(3,516)		(1,895)
Singapore
Income taxes
Income / (loss) before income taxes	(8,346)	0		0
Malaysia
Income taxes
Income / (loss) before income taxes	(34)	0		0
Mainland PRC
Income taxes
Income / (loss) before income taxes	$ (29,438)	$ (98,621)		$ (98,078)

[1]	Restated (refer to Note 2(c))